Accumulated other comprehensive income (Components of Accumulated Other Comprehensive Income (Loss) and Related Changes, Net of Taxes) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, taxes	¥ 234,021	¥ (315,656)	¥ (326,085)
Reclassifications, taxes	6,514	8,860	527
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, taxes	10,719	(8,742)	(25,139)
Reclassifications, taxes	0	0	0
Unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, taxes	130,092	(309,767)	(255,959)
Reclassifications, taxes	9,832	11,013	5,209
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, taxes	93,210	2,853	(44,987)
Reclassifications, taxes	¥ (3,318)	¥ (2,153)	¥ (4,682)